EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2011
EARNINGS PER SHARE
Computation of basic and diluted earnings per share

September 30,	2011	2010	2009
	(in thousands)
Numerator:
Income from continuing operations	$434,668	$286,081	$380,546
Loss from discontinued operations	(482)	(129,769)	(27,001)

Net income	434,186	156,312	353,545
Adjustment for basic earnings per share
Earnings allocated to unvested shareholders	(1,295)	(404)	(617)

Numerator for basic earnings per share:
From continuing operations	433,373	285,677	379,929
From discontinued operations	(482)	(129,769)	(27,001)

	432,891	155,908	352,928
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	22	6	6
Numerator for diluted earnings per share:
From continuing operations	433,395	285,683	379,935
From discontinued operations	(482)	(129,769)	(27,001)

	$432,913	$155,914	$352,934

Denominator:
Denominator for basic earnings per share – weighted-average shares	106,643	105,711	105,364
Effect of dilutive shares from stock options and restricted stock	1,989	1,693	1,244

Denominator for diluted earnings per share – adjusted weighted-average shares	108,632	107,404	106,608

Basic earnings per common shares:
Income from continuing operations	$4.06	$2.70	$3.61
Loss from discontinued operations	—	(1.23)	(0.26)

Net income	$4.06	$1.47	$3.35

Diluted earnings per common shares:
Income from continuing operations	$3.99	$2.66	$3.56
Loss from discontinued operations	—	(1.21)	(0.25)

Net income	$3.99	$1.45	$3.31

Shares attributable to outstanding equity awards excluded from the calculation of diluted earnings per share

	2011	2010	2009
	(in thousands, except per share amounts)
Shares excluded from calculation of diluted earnings per share	310	554	1,206
Weighted-average price per share	$47.94	$38.02	$33.12